SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - IMPAIRMENT OF LONG-LIVED ASSETS & INVESTMENT (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 USD ($)
Impairment of long-lived assets
Impairment of long-lived assets		¥ 21,757,000	¥ 399,094,000
Investments
Impairment of available-for-sale investment	¥ 0
Impairment of cost method investment	¥ 0	400,000	¥ 18,240,000
Accumulated deficit		¥ (2,076,151,000)		$ (305,515,000)	¥ (2,100,569,000)
ASC 321
Investments
Accumulated deficit | $						$ 0